INCOME TAXES - Components of income (loss) from operations, income taxes (benefit) and deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Loss from operations before income taxes:
Domestic	¥ 181,176	¥ (638,940)	¥ (235,186)
Foreign	(967,078)	(678,032)	6,436
Loss before income taxes	(785,902)	(1,316,972)	(228,750)
Income tax expense-current
Domestic	164,286	40,669	121,253
Foreign	(120,656)	121	92,062
Total	43,630	40,790	213,315
Income tax expense (benefit)-deferred
Domestic	(13,323)	(55,977)	5,122
Foreign	(132,164)	(442,922)	(35,312)
Total	(145,487)	(498,899)	(30,190)
Income tax expenses (benefits) attributable to operations	(101,857)	(458,109)	183,125
Income tax expenses (benefit) attributable to other comprehensive income	120,873	(15,694)	32,779
Deferred Tax Asset
Impairment loss on investments in securities	38,130	38,130
Depreciation and amortization	36,450	22,137
Accrued municipal governments tax	15,335	6,702
Allowance for doubtful accounts	50,607	74,855
Accrued bonus	10,363	68,127
Accrued vacation	48,712	97,497
Other accrued expense	108,621	146,324
Asset retirement obligations	19,138	17,864
Operating loss carryforwards	418,928	396,055
Derivatives	1,167	828
Share-based compensation expense	8,473
Others	91,024	156,229
Total	846,948	1,024,748
Valuation allowances	(306,041)	(154,834)	¥ (132,874)	¥ (88,870)
Total	540,907	869,914
Deferred Tax Liability
Depreciation and amortization	38,205	83,958
Unrealized gain on available-for-sale securities	226,940	120,291
Intangible assets	346,363	679,131
Others	35,652	50,901
Total	¥ 647,160	¥ 934,281